Organization and Business Description - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries [Line Items]
Current assets	$ 38,902,078	$ 37,842,016
Non-current assets	1,740,553	1,971,681
TOTAL ASSETS	40,642,631	39,813,697
Current liabilities	20,567,126	17,013,879
Non-current liabilities	30,095	96,175
TOTAL LIABILITIES	$ 20,597,221	$ 17,110,054